UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment / /; Amendment Number: _____

      This Amendment (Check only one): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, August 14, 2008
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ------------

Form 13F Information Table Entry Total:                  41
                                               ------------

Form 13F Information Table Value Total:        $    446,070
                                               ------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------   --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF              VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----    --------   -------    ---   ----   ----------   --------     ----    ------   ----
A H BELO CORP                COM CL A  001282102    1,170      205,300  SH           OTHER            1         0        205,300  0

ACXIOM CORP                  COM       005125109   14,216    1,237,256  SH           OTHER            1         0      1,237,256  0

ALLIANCE DATA SYSTEMS CORP   COM       018581108    1,097       19,400  SH           OTHER            1         0         19,400  0

APRIA HEALTHCARE GROUP INC   COM       037933108    2,428      125,200  SH           OTHER            1         0        125,200  0

AMCOMP INC                   COM       02342J101   11,353    1,168,022  SH           OTHER            1         0      1,168,022  0

AMERICA SVC GROUP INC        COM       02364L109      545       59,584  SH           OTHER            1         0         59,584  0

AMERICAN SAFETY INS HLDGS LT ORD       G02995101    7,281      506,309  SH           OTHER            1         0        506,309  0

ARGO GROUP INTL HLDGS LTD    COM       G0464B107   14,056      418,829  SH           OTHER            1         0        418,829  0

BCE INC                      COM NEW   05534B760    2,717      120,600  SH           OTHER            1         0        120,600  0

BELO CORP                    COM SER A 080555105    7,504    1,026,500  SH           OTHER            1         0      1,026,500  0

CKX INC                      COM       12562M106    2,157      246,466  SH           OTHER            1         0        246,466  0

CHOICEPOINT INC              COM       170388102    7,471      155,000  SH           OTHER            1         0        155,000  0

CLEAR CHANNEL COMMUNICATIONS COM       184502102    9,504      270,000  SH           OTHER            1         0        270,000  0

COUNTRYWIDE FINANCIAL        COM       222372104   13,175    3,100,000  SH           OTHER            1         0      3,100,000  0
CORP

CONSECO INC                  COM NEW   208464883      117       11,800  SH           OTHER            1         0         11,800  0

COVIDIEN LTD                 COM       G2552X108      855       17,850  SH           OTHER            1         0         17,850  0

ELECTRONIC DATA SYS NEW      COM       285661104    9,230      374,600  SH           OTHER            1         0        374,600  0

FAIRCHILD CORP               CL A      303698104      343      162,476  SH           OTHER            1         0        162,476  0

FIFTH THIRD BANCORP          COM       316773100    2,456      241,231  SH           OTHER            1         0        241,231  0

FLAGSTONE REINSURANCE HLDGS  SHS       G3529T105      908       77,000  SH           OTHER            1         0         77,000  0

GETTY IMAGES INC             COM       374276103    6,923      204,050  SH           OTHER            1         0        204,050  0

GILAT SATELLITE NETWORKS LTD SHS NEW   M51474118   11,606    1,067,697  SH           OTHER            1         0      1,067,697  0

HALLMARK FINL SVCS INC EC    COM NEW   40624Q203  140,511   14,530,624  SH           OTHER            1         0     14,530,624  0

HIGHLAND CR STRATEGIES FD    COM       43005Q107    4,498      336,124  SH           OTHER            1         0        336,124  0

IPC HLDGS LTD                ORD       G4933P101   13,888      523,090  SH           OTHER            1         0        523,090  0

LIBERTY MEDIA CORP NEW       INT COM   53071M104   21,241    1,439,125  SH           OTHER            1         0      1,439,125  0
                             SER A

M & F WORLDWIDE CORP         COM       552541104   25,528      649,400  SH           OTHER            1         0        649,400  0

NASHUA CORP                  COM       631226107   10,626    1,062,576  SH           OTHER            1         0      1,062,576  0

NAVTEQ CORP                  COM       63936L100    8,124      105,500  SH           OTHER            1         0        105,500  0

NUTRI SYS INC NEW            COM       67069D108   15,801    1,117,418  SH           OTHER            1         0      1,117,418  0

PIZZA INN INC NEW            COM       725848105   11,801    4,760,550  SH           OTHER            1         0      4,760,550  0

PLAYBOY ENTERPRISES INC      CL B      728117300      976      197,500  SH           OTHER            1         0        197,500  0

PROCENTURY CORP              COM       74268T108      327       20,630  SH           OTHER            1         0         20,630  0

SAFECO CORP                  COM       786429100    2,015       30,000  SH           OTHER            1         0         30,000  0

S L INDS INC                 COM       784413106    3,315      217,349  SH           OTHER            1         0        217,349  0

SPECIALTY UNDERWRITERS ALLIA COM       84751T309    7,677    1,429,615  SH           OTHER            1         0      1,429,615  0

TORONTO DOMINION BK ONT      COM NEW   891160509      818       13,136  SH           OTHER            1         0         13,136  0

TYCO ELECTRONICS LTD         COM NEW   G9144P105    2,072       57,850  SH           OTHER            1         0         57,850  0

TYCO INTL LTD BERMUDA        SHS       G9143X208    2,316       57,850  SH           OTHER            1         0         57,850  0

UNUM GROUP                   COM       91529Y106   37,701    1,843,500  SH           OTHER            1         0      1,843,500  0

WRIGLEY WM JR CO             COM       982526105    9,723      125,000  SH           OTHER            1         0        125,000  0
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